Consolidated Statement of Operations (USD $)	2 Months Ended
	Sep. 30, 2012
Statement Of Operations [Abstract]
Revenue
Costs and Expenses:
Formation and administrative costs	(180,059)
Management fees - related party	(180,000)	[1]
Operating loss	(360,059)
Other Expenses:
Finance costs	(115,000)
Other non-operating loss	(1,245,266)	[2]
Net loss	(1,720,325)
Other comprehensive income
Net loss and total comprehensive loss	$ (1,720,325)

[1]	Note 3
[2]	Note 7